Note 6 - Employee Benefit Plans - Net Periodic Pension Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Abstract]
Service cost	$ 999	$ 1,068	$ 4,270	$ 3,659	$ 3,794
Interest cost	2,181	2,094	8,377	8,302	7,974
Expected return on plan assets	(2,969)	(3,251)	$ (10,187)	$ (12,544)	$ (12,428)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]			Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Amortization of prior service benefit	20	20	$ 82	$ 265	$ 500
Amortization of net loss (gain)	0	326	2,030	61	(188)
Net periodic pension (benefit) cost	$ 231	$ 257	$ 4,572	$ (257)	$ (348)